Share-Based Compensation - Schedule of Options Activities (Details) - 2020 Plan [Member] ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, Options outstanding | shares	267,302		552,086		43,366
Weighted average exercise price, Options outstanding | $ / shares		$ 0.00206		$ 0.00132		$ 0.0504
Weighted average grant date fair value, Options outstanding | ¥ / shares	¥ 704.9		¥ 419.51		¥ 5,289.26
Weighted average remaining contractual term, Options outstanding	9 years 3 months 21 days		9 years 7 months 2 days		7 years 5 months 12 days
Aggregate intrinsic value, Options outstanding | ¥	¥ 1,183		¥ 4,652		¥ 1,116
Number of options, Options vested and expected to vest | shares		267,302
Weighted average exercise price, Options vested and expected to vest | $ / shares		$ 0.00206
Weighted average grant date fair value, Options vested and expected to vest | ¥ / shares	¥ 704.9
Weighted average remaining contractual term, Options vested and expected to vest	9 years 3 months 21 days
Aggregate intrinsic value, Options vested and expected to vest | ¥	¥ 1,183
Number of options, Granted | shares	2,170,000		1,900,000
Weighted average exercise price, Granted | $ / shares		0.00021		0.00021
Weighted average grant date fair value, Granted | ¥ / shares	¥ 7.06		¥ 17.37
Number of options, Exercised | shares	(2,412,083)		(1,387,682)
Weighted average exercise price, Exercised | $ / shares		0.00021		0.00021
Weighted average grant date fair value, Exercised | ¥ / shares	¥ 9		¥ 20.01
Number of options, Forfeited | shares	(42,701)		(3,598)
Weighted average exercise price, Forfeited | $ / shares		$ 0.00051		$ 0.00441
Weighted average grant date fair value, Forfeited | ¥ / shares	¥ 58.53		¥ 684.41